Shareholder Report, Holdings (Details)	May 31, 2025
C000123053 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000123053 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000123053 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000123053 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000123053 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123053 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000123053 | 219948106 | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123053 | 03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123053 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123053 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000123053 | Consumer DiscretionaryG0084W101
Holdings [Line Items]
Percent of Total Investments	98.30%
C000123053 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	1.70%
C000123053 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000123053 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000123053 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123053 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000123053 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000123053 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000123053 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000123053 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000123053 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000123053 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000138389 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000138389 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000138389 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000138389 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000138389 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000138389 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000138389 | 219948106 | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000138389 | 03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138389 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138389 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000138389 | Consumer DiscretionaryG0084W101
Holdings [Line Items]
Percent of Total Investments	98.30%
C000138389 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	1.70%
C000138389 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000138389 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000138389 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000138389 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000138389 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000138389 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000138389 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000138389 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000138389 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000138389 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000236986 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000236986 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236986 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236986 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236986 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236986 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236986 | 219948106 | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236986 | 03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236986 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236986 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236986 | Consumer DiscretionaryG0084W101
Holdings [Line Items]
Percent of Total Investments	98.30%
C000236986 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	1.70%
C000236986 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236986 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236986 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236986 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000236986 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000236986 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000236986 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000236986 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000236986 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000236986 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000236985 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000236985 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236985 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236985 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236985 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236985 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236985 | 219948106 | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236985 | 03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236985 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236985 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236985 | Consumer DiscretionaryG0084W101
Holdings [Line Items]
Percent of Total Investments	98.30%
C000236985 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	1.70%
C000236985 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000236985 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000236985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000236985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000236985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000236985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000236985 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000218236 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218236 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218236 | 6821506 | Sony Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218236 | 654445303 | Nintendo Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218236 | 6635677 | Renesas Electronics Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218236 | BNBNSG0 | Euronext N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218236 | BYZFYS3 | SPIE S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218236 | 4352097 | Fresenius SE & Company KGaA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218236 | B1VP0K0 | Rexel S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218236 | 4572709 | Bollore SE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218236 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218236 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218236 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218236 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218236 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218236 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218236 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218236 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000218236 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000218236 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000218236 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000218236 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000218236 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000218236 | France
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000218236 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218236 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218236 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000218236 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000218236 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218236 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000218236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000218236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000218236 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000218236 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218236 | FinancialsN00985106
Holdings [Line Items]
Percent of Total Investments	98.60%
C000218237 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218237 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218237 | 6821506 | Sony Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218237 | 654445303 | Nintendo Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000218237 | 6635677 | Renesas Electronics Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218237 | BNBNSG0 | Euronext N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218237 | BYZFYS3 | SPIE S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218237 | 4352097 | Fresenius SE & Company KGaA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218237 | B1VP0K0 | Rexel S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218237 | 4572709 | Bollore SE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218237 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218237 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218237 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218237 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218237 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218237 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218237 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218237 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000218237 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000218237 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000218237 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000218237 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000218237 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000218237 | France
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000218237 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218237 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218237 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000218237 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000218237 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218237 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000218237 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218237 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000218237 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000218237 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000218237 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218237 | FinancialsN00985106
Holdings [Line Items]
Percent of Total Investments	98.60%
C000236988 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236988 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236988 | 6821506 | Sony Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236988 | 654445303 | Nintendo Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236988 | 6635677 | Renesas Electronics Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236988 | BNBNSG0 | Euronext N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236988 | BYZFYS3 | SPIE S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236988 | 4352097 | Fresenius SE & Company KGaA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236988 | B1VP0K0 | Rexel S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236988 | 4572709 | Bollore SE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236988 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236988 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236988 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236988 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236988 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236988 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236988 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236988 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000236988 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000236988 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000236988 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000236988 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236988 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000236988 | France
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000236988 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	1.40%
C000236988 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236988 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000236988 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000236988 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236988 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236988 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236988 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000236988 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000236988 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000236988 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236988 | FinancialsN00985106
Holdings [Line Items]
Percent of Total Investments	98.60%
C000236987 | G51502105 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236987 | N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236987 | 6821506 | Sony Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236987 | 654445303 | Nintendo Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236987 | 6635677 | Renesas Electronics Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236987 | BNBNSG0 | Euronext N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236987 | BYZFYS3 | SPIE S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236987 | 4352097 | Fresenius SE & Company KGaA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236987 | B1VP0K0 | Rexel S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236987 | 4572709 | Bollore SE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236987 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236987 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236987 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236987 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236987 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236987 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236987 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236987 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000236987 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000236987 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000236987 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000236987 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236987 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000236987 | France
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000236987 | Cash & Equivalent825252406
Holdings [Line Items]
Percent of Total Investments	1.40%
C000236987 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236987 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000236987 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000236987 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236987 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236987 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236987 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000236987 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000236987 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000236987 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236987 | FinancialsN00985106
Holdings [Line Items]
Percent of Total Investments	98.60%
C000216823 | 31846V336 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000256096 | 31846V336 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000216825 | 31846V336 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000226152 | 31846V336 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000238715 | 922042874 | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000238715 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000238715 | 46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000238715 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000238715 | 922042866 | Vanguard FTSE Pacific ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000238715 | 78463X889 | SPDR Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000238715 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000238715 | 46138K103 | Invesco CurrencyShares Euro Currency Trust
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238715 | 46138W107 | Invesco CurrencyShares Japanese Yen Trust
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238715 | 78464A516 | SPDR Bloomberg International Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238715 | Specialty46138K103
Holdings [Line Items]
Percent of Total Investments	100.00%
C000238715 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238715 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000238715 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000238715 | Equity
Holdings [Line Items]
Percent of Net Asset Value	80.20%